The Advisors’ Inner Circle Fund III

FS Chiron Capital Allocation Fund

(the “Fund”)

Supplement Dated September 18, 2023 to

the Fund’s Prospectus (the “Prospectus”) dated March 1, 2023, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

Chiron Investment Management, LLC, the investment adviser to the Fund, has registered with the Commodity Futures Trading Commission as a commodity pool operator under the Commodity Exchange Act with respect to the Fund and is a member of the National Futures Association. Accordingly, effective immediately, the Prospectus is hereby amended and supplemented as follows:

A.       The legend on the cover page of the Prospectus is deleted and replaced with the following disclosure:

The U.S. Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

B.       The following disclosure is added as a new, last paragraph to the “Investment Adviser” section of the Prospectus:

The Adviser has registered with the Commodity Futures Trading Commission as a “commodity pool operator” under the Commodity Exchange Act with respect to the Fund and is a member of the National Futures Association. The Adviser expects to operate the Fund in accordance with the exemptions set forth in CFTC Regulation 4.12(c)(3).

C.       The following disclosure is added to the “Purchasing, Selling and Exchanging Fund Shares” section of the Prospectus, under the “General Information” subsection:

You may obtain the current NAV of the Fund by calling 877-9-CHIRON (877-924-4766).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CHI-SK-043-0100

The Advisors’ Inner Circle Fund III

FS Chiron Capital Allocation Fund

(the “Fund”)

Supplement Dated September 18, 2023

to the Fund’s Statement of Additional Information (“SAI”)

dated March 1, 2023, as supplemented

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Chiron Investment Management, LLC, the investment adviser to the Fund, has registered with the Commodity Futures Trading Commission as a commodity pool operator under the Commodity Exchange Act with respect to the Fund. Accordingly, effective immediately, the SAI is hereby amended and supplemented as follows:

1.	In the “Description of Permitted Investments” section of the SAI, the second paragraph under the “CFTC Regulations” subheading is deleted and replaced with the following paragraph:

The Adviser has registered with the Commodity Futures Trading Commission as a commodity pool operator under the CEA with respect to the Fund and is a member of the National Futures Association. The Adviser expects to operate the Fund in accordance with the exemptions set forth in CFTC Regulation 4.12(c)(3).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CHI-SK-044-0100